Subsequent events	12 Months Ended
Dec. 31, 2018
Disclosure of non-adjusting events after reporting period [abstract]
Disclosure of events after reporting period [text block]
32.	Subsequent events
  No events subsequent to the date of approval of these Consolidated Financial Statements have been presented.